Depreciation, Amortisation and Impairment Costs - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation Amortisation And Impairment Costs [Line Items]
Impairment of goodwill	£ 57	£ 209	£ 194
Depreciation and impairment income (cost)	11	(151)	(63)
Twisp Proprietary Limited
Depreciation Amortisation And Impairment Costs [Line Items]
Impairment of goodwill		11
Blue Nile Cigarette Company Limited
Depreciation Amortisation And Impairment Costs [Line Items]
Impairment of goodwill		1
Bentoel
Depreciation Amortisation And Impairment Costs [Line Items]
Impairment of goodwill			172
VapeWild
Depreciation Amortisation And Impairment Costs [Line Items]
Impairment of goodwill			12
Highendsmoke
Depreciation Amortisation And Impairment Costs [Line Items]
Impairment of goodwill			10
Myanmar
Depreciation Amortisation And Impairment Costs [Line Items]
Impairment of goodwill	3
Peru | COVID-19
Depreciation Amortisation And Impairment Costs [Line Items]
Impairment of goodwill	54
Malaysia
Depreciation Amortisation And Impairment Costs [Line Items]
Impairment of goodwill		197
Trademarks and Similar Intangibles
Depreciation Amortisation And Impairment Costs [Line Items]
Amortisation and impairment of intangibles	£ 306	£ 339	481
Kodiak and Other Brands
Depreciation Amortisation And Impairment Costs [Line Items]
Impairment charges of intangibles			£ 129
Top of Range | Trademarks and Similar Intangibles
Depreciation Amortisation And Impairment Costs [Line Items]
Intangible assets, remaining useful lives	20 years